TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and accrued liabilities

As at December 31
($ millions)	2019	2018
Trade payables	717	519
Other payables & accrued liabilities	296	284
Total trade payables and other	1,013	803